Property and equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net
Total of gross carrying amount	$ 914,255	$ 824,746
Less: accumulated depreciation	(341,811)	(325,023)
Less: impairment loss	(7,320)
Property and equipment, net	565,124	499,723
Servers, computers and equipment
Property and equipment, net
Total of gross carrying amount	301,482	300,157
Buildings
Property and equipment, net
Total of gross carrying amount	295,332	267,661
Construction in progress
Property and equipment, net
Total of gross carrying amount	274,918	214,728
Motor vehicles
Property and equipment, net
Total of gross carrying amount	17,198	17,387
Renovation of buildings
Property and equipment, net
Total of gross carrying amount	14,809	14,363
Leasehold improvements
Property and equipment, net
Total of gross carrying amount	5,772	5,582
Furniture, fixture and office equipment
Property and equipment, net
Total of gross carrying amount	$ 4,744	$ 4,868